Income Tax (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of Provision for Income Taxes

The components of the income tax provision were as follows:

	For the years ended June 30,
	2025	2024	2023
Current income tax expense	212,115	129,456	22,319
Deferred income tax expense (benefit)	695	(669)	8,964
Total income tax expenses	$212,810	$128,787	$31,283

Schedule of Reconciliation of Effective Tax Rate

A reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes was as follows:

	For the years ended June 30,
	2025	2024	2023
Income before income tax	$1,012,147	$1,009,004	$361,815
Hong Kong income tax statutory rate	16.5%	16.5%	16.5%
Income tax at statutory rate	167,004	166,486	59,699
Preferential tax rate*	(23,842)	(37,139)	(26,135)
Utilization of tax losses carried forward from prior year	—	—	(8,973)
Non-deductible expense	67,197	—	—
Permanent differences	2,451	(560)	6,692
Income tax expenses	$212,810	$128,787	$31,283

*	With effective from April 1, 2018, the provision for Hong Kong current tax is based on a preferential rate of 8.25% on the first approximately $255,000 (HKD2,000,000) of the assessable income as determined in accordance with the relevant income tax rules and regulations of Hong Kong. In addition, each entity was entitled to a 100% waiver of the profit tax subject to a ceiling of HKD1,500 (approximately $190), HKD3,000 (approximately $380) and HKD6,000 (approximately $760) for the taxable years of 2025, 2024 and 2023, respectively.

Schedule of Deferred Taxe Assets and Liabilities

Deferred tax assets and liabilities are comprised of the following:

	As of June 30,
	2025	2024
Deferred tax assets:
Operating lease liabilities	$7,067	$19,388
Total deferred tax assets	$7,067	$19,388
Deferred tax liabilities:
Right of use assets – operating lease	$(6,944)	$(18,570)
Total deferred tax liabilities	$(6,944)	$(18,570)
Deferred tax assets, net	$123	$818